Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 31, 2022	Jul. 31, 2021
Statement of Financial Position [Abstract]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	39,381,129	39,152,610
Common stock, shares outstanding	39,381,129	39,152,610
Warrants issued	1,706,190	1,706,190
Warrants outstanding	1,706,190	1,706,190